Shareholders and Share Ownership (Detail)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Genting HK	Dec. 31, 2012 Genting HK		Jun. 30, 2013 Apollo Funds	Dec. 31, 2012 Apollo Funds		Jan. 31, 2008 Apollo Funds	Jun. 30, 2013 TPG Viking Funds	Dec. 31, 2012 TPG Viking Funds		Jan. 31, 2008 TPG Viking Funds
Related Party Transaction [Line Items]
Number of shares	21,000,000	21,000,000	21,000,000		10,500,000	[1]		7,875,000	[2]			2,625,000	[3]
Percentage Ownership				43.40%	50.00%	[1]	32.50%	37.50%	[2]	50.00%	10.80%	12.50%	[3]	12.50%

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).